                         SUPPLEMENT DATED JULY 27, 2007
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                              INSTITUTIONAL CLASS
                               DATED MAY 29, 2007


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH JUNE 30, 2007, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MAY 29, 2007.


APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Principal Investors Fund, Inc., performance numbers shown would differ. Although the Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The following pages contain information on the historical performance of each of the Fund's Institutional Class shares. The date the Institutional Class was first offered for sale is shown.


Performance for the Institutional Class shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and of Equity Income I, High Yield I, Income, Mortgage Securities, Short-Term Income, and West Coast Equity Funds is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares.
 The adjustments result in performance (for periods prior to the date on which Institutional Classes shares began operations) that is no higher than the historical performance of Class A shares.


Performance for the Institutional Class shares of Bond & Mortgage Securities, Diversified International, Government & High Quality Bond, High Quality Intermediate-Term Bond, International Emerging Markets, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend I, Partners MidCap Growth, Real Estate Securities, Short-Term Bond, SmallCap Blend, SmallCap Growth,
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

SmallCap S&P 600 Index, and SmallCap Value Funds is based on the performance of the Advisors Preferred Class shares adjusted to reflect the fees and expenses of the Institutional Class shares. The adjustments result in performance (for periods prior to the date on which Institutional Class shares began operations) that is no higher than the historical performance of the Advisors Preferred Class shares.


Performance results for all other funds are measured from the date the Institutional Class shares were first sold.


On January 12, 2007, under a Plan of Reorganization, the following funds were merged into newly organized Principal Investors Funds which were organized for the purpose of receiving the assets of the WM Funds at the time of merger:
Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, Short-Term Income Fund, and West Coast Equity Fund.


In each of these cases, the performance of the older WM Fund will serve as the historical performance record for the new Principal Investors Fund post-merger.


Current performance may be lower or higher than the performance data shown.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - FIXED INCOME FUNDS

                                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                                                          (THROUGH JUNE 30, 2007)


                                                                          YTD     1 YR        3 YR          5 YR       10 YR
                                                                        --------------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                               2.45     5.05      3.61          2.53           N/A
Principal Global Investors Money Market Composite                                                                       3.77
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                 2.56     5.24      3.78          2.76          3.83

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                            2.01     5.33      3.38          3.53           N/A
Principal Global Investors Limited Duration Fixed Income Composite                                                      4.91
 Lehman Brothers MF (1-3) US Government Credit Index                     2.16     5.34      3.15          3.19          4.90
 Morningstar Short-Term Bond Category Average                            1.72     4.96      2.90          3.05          4.47

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                        2.04     5.08      3.39          3.64          5.06
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                 2.21     5.77      3.59          4.14          5.52
 Morningstar Short-Term Bond Category Average                            1.72     4.96      2.90          3.05          4.47
                                                                            /
ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                                1.73     4.52      3.96/(1)/     3.66/(1)/      N/A
 6-Month LIBOR Index                                                     2.71     5.57      4.06          2.99          4.20
 Morningstar Ultrashort Bond Category Average                            2.11     4.93      3.30          2.67          3.95
                                                                        --------------------------------------------------------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
                                                                                                              ANNUAL TOTAL RETURN
                                                                                                           (YEAR ENDED DECEMBER 31)

                                                                            LIFE OF
                                                                              FUND                 2006        2005       2004
                                                                        ------------------        --------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                                  2.71                   4.77      2.93         1.01
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                    2.95                   4.86      3.08         1.30

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                               4.37                   4.54      2.18         1.22
Principal Global Investors Limited Duration Fixed Income Composite
 Lehman Brothers MF (1-3) US Government Credit Index                        4.18                   4.25      1.76         1.28
 Morningstar Short-Term Bond Category Average                               3.78                   4.01      1.43         1.60

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                            N/A                   4.18      2.10         1.87
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                    5.67                   4.33      2.02         1.96
 Morningstar Short-Term Bond Category Average                               4.55                   4.01      1.43         1.60

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                                   3.80/(//1//)/          5.19      3.77/(1)/    2.50
 6-Month LIBOR Index                                                        3.00                   5.20      3.33         1.47
 Morningstar Ultrashort Bond Category Average                               2.92                   4.69      2.49         1.24
                                                                        ------------------        --------------------------------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                         2003     2002     2001     2000     1999     1998
                                                                        ------------------------------------------------------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)                               0.80     1.49     3.96
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                 1.15     1.78     4.45     6.20     4.91     5.33

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)                            2.87     7.67     7.21
Principal Global Investors Limited Duration Fixed Income Composite
 Lehman Brothers MF (1-3) US Government Credit Index                     2.82     6.29     8.79     8.07     3.16     6.99
 Morningstar Short-Term Bond Category Average                            2.39     5.24     7.32     8.14     2.12     6.28

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                        4.86     5.98     8.52     8.33     3.08     6.56
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                 5.17     6.69     9.80     7.99     4.01     7.09
 Morningstar Short-Term Bond Category Average                            2.39     5.24     7.32     8.14     2.12     6.28

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)                                3.11     4.15
 6-Month LIBOR Index                                                     1.32     2.06     5.00     6.76     5.44     5.89
 Morningstar Ultrashort Bond Category Average                            1.56     2.73     5.77     6.72     4.45     5.08
                                                                        ------------------------------------------------------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                          1997
                                                                        ---------
MONEY MARKET FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Money Market Composite
 Lehman Brothers U.S. Treasury Bellwethers 3 Month Index                  5.53

SHORT-TERM BOND FUND INSTITUTIONAL (03/01/01)
Principal Global Investors Limited Duration Fixed Income Composite
 Lehman Brothers MF (1-3) US Government Credit Index                      6.66
 Morningstar Short-Term Bond Category Average                             6.51

SHORT-TERM INCOME FUND INSTITUTIONAL (07/25/1996)                         5.98
 Citigroup Broad Investment-Grade Credit 1-3 Years Index                  6.86
 Morningstar Short-Term Bond Category Average                             6.51

ULTRA SHORT BOND INSTITUTIONAL (06/15/01)
 6-Month LIBOR Index                                                      5.94
 Morningstar Ultrashort Bond Category Average                             6.18
                                                                        ---------

///(//1//)/
 During 2005, the class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        --------------------------------------------     -------
BOND & MORTGAGE
SECURITIES FUND
INSTITUTIONAL
(03/01/01)               0.77   6.13   4.08   4.45   N/A    5.22          4.51
Principal Global
Investors Multi Sector
Fixed Income Composite                              6.29
 Lehman Brothers
 Aggregate Bond Index    0.98   6.12   3.98   4.48  6.01    5.33          4.33
 Morningstar
 Intermediate-Term
 Bond Category Average   0.73   5.68   3.66   4.32  5.31    4.93          4.11

GOVERNMENT & HIGH
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)  0.49   5.05   3.38   3.29   N/A    4.37          4.19
 Lehman Brothers
 Government/Mortgage
 Index                   1.07   5.96   3.94   4.10  5.87    4.99          4.33
 Morningstar
 Intermediate
 Government Category
 Average                 0.60   5.00   3.04   3.21  4.94    4.12          3.44

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)               0.67   5.71   3.85   4.38   N/A    5.23          4.30
 Lehman Brothers
 Aggregate Bond Index    0.98   6.12   3.98   4.48  6.01    5.33          4.33
 Morningstar
 Intermediate-Term
 Bond Category Average   0.73   5.68   3.66   4.32  5.31    4.93          4.11

HIGH YIELD FUND
INSTITUTIONAL
(12/29/04)               3.05   9.56    N/A    N/A   N/A    6.40          8.89
Post High Yield
Traditional Composite                  7.70   9.51  8.10
 Lehman Brothers High
 Yield Composite Bond
 Index                   2.17  10.28   8.15  10.32   N/A    6.92         11.85
 Morningstar High
 Yield Bond Category     2.96  10.57   8.15  10.49  4.96    6.22         10.13

HIGH YIELD FUND II
INSTITUTIONAL
(07/28/1998)             3.83  13.31  11.86  13.57   N/A    8.48         14.71
 Citigroup High Yield
 Market Index            2.72  10.73   8.30  11.55   N/A    5.79         10.21
 Morningstar High
 Yield Bond Category     2.96  10.57   8.15  10.49  4.96    4.56         10.13

INCOME FUND
INSTITUTIONAL
(03/23/1998)             3.79  13.27  11.85  13.56   N/A    8.47          5.42
 Citigroup Broad
 Investment-Grade
 Credit 1-3 Years
 Index                   2.21   5.77   3.59   4.14  5.52    8.97          4.33
 Morningstar
 Intermediate-Term
 Bond Category Average   0.73   5.68   3.66   4.32  5.31    8.06          4.11

INFLATION PROTECTION
INSTITUTIONAL
(12/29/04)               1.20   3.42    N/A    N/A   N/A    1.74          0.43
 Lehman Brothers US
 Treasury TIPS Index     1.73   3.99   3.80   6.03   N/A    2.02          0.41
 Morningstar
 Inflation-Protected
 Bond Category Average   1.23   3.15   3.00   5.18  6.05    1.33          0.09

MORTGAGE SECURITIES
FUND INSTITUTIONAL
(03/23/1998)             1.03   5.87   3.76   3.70  5.54    7.45          4.67
 Citigroup Mortgage
 Index                   0.87   6.20   4.28   4.15  5.87    9.08          5.17
 Morningstar Short
 Government Category
 Average                 1.50   4.77   2.68   2.61  4.38    6.73          3.66

PREFERRED SECURITIES
FUND INSTITUTIONAL
(05/01/02)              -0.27   7.59   4.99   5.41   N/A    5.44          6.94
Spectrum Preferred
Securities Composite                                7.52
 Merrill Lunch Hybrid
 Preferred Securities
 Index                  -2.28   2.99   1.93  -0.81  4.83    5.62          7.67
 Morningstar
 Intermediate-Term       0.73   5.68   3.66   4.32  5.31    4.42          4.11
 Bond Category Average
                        --------------------------------------------     -------
                                           ANNUAL TOTAL RETURN
                                         (YEAR ENDED DECEMBER 31)


                        2005  2004   2003   2002   2001  2000   1999   1998   1997
                        ------------------------------------------------------------
BOND & MORTGAGE         2.48   4.75   4.04   9.27  7.32
SECURITIES FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers        2.43   4.34   4.11  10.26  8.42  11.63  -0.82  8.69    9.65
 Aggregate Bond Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH       2.16   3.55   1.70   8.77  7.03
QUALITY BOND FUND
INSTITUTIONAL(03/01/01)
 Lehman Brothers        2.63   4.08   2.73  10.06  7.71  12.29  -0.54  8.72    9.54
 Government/Mortgage
 Index
 Morningstar            1.90   3.39   2.15   9.07  6.84  10.76  -1.44  7.45    8.45
 Intermediate
 Government Category
 Average

HIGH QUALITY            2.57   4.33   3.75   9.91  7.69
INTERMEDIATE-TERM BOND
FUND INSTITUTIONAL
(03/01/01)
 Lehman Brothers        2.43   4.34   4.11  10.26  8.42  11.63  -0.82  8.69    9.65
 Aggregate Bond Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average

HIGH YIELD FUND         4.08
INSTITUTIONAL
(12/29/04)
Post High Yield
Traditional Composite
 Lehman Brothers High   2.74  11.13  28.97  -1.40  5.28  -5.86   2.39  1.87   12.76
 Yield Composite Bond
 Index
 Morningstar High       2.53   5.18  24.36  -1.59  2.13  -7.50   4.60  0.09   13.10
 Yield Bond Category

HIGH YIELD FUND II      6.94  11.92  28.39   4.02  3.66  -1.20  12.27
INSTITUTIONAL
(07/28/1998)
 Citigroup High Yield   2.65  10.63  28.67   1.17
 Market Index
 Morningstar High       2.53   5.18  24.36  -1.59  2.13  -7.50   4.60  0.09   13.10
 Yield Bond Category

INCOME FUND             2.05   5.53   9.35   8.65  8.42   9.61   0.41  7.36   10.49
INSTITUTIONAL
(03/23/1998)
 Citigroup Broad        2.02   1.96   5.17   6.69  9.80   7.99   4.01  7.09    6.86
 Investment-Grade
 Credit 1-3 Years
 Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average

INFLATION PROTECTION    2.43
INSTITUTIONAL
(12/29/04)
 Lehman Brothers US     2.84   8.46   8.39  16.56  7.89  13.18   2.63  3.95
 Treasury TIPS Index
 Morningstar            1.97   7.61   7.63  15.72  7.83  13.16   3.18  4.85    3.76
 Inflation-Protected
 Bond Category Average

MORTGAGE SECURITIES     2.31   3.95   2.21   8.87  7.48  10.69   0.31  7.51    9.90
FUND INSTITUTIONAL
(03/23/1998)
 Citigroup Mortgage     2.73   4.82   3.09   8.86  8.19  11.29   1.83  6.98    9.26
 Index
 Morningstar Short      1.24   1.37   1.42   6.77  7.25   8.33   1.24  6.52    6.84
 Government Category
 Average

PREFERRED SECURITIES    1.62   4.36  10.72
FUND INSTITUTIONAL
(05/01/02)
Spectrum Preferred
Securities Composite
 Merrill Lunch Hybrid   0.46   5.51   9.51   6.63  8.99  17.75  -4.68  7.37
 Preferred Securities
 Index
 Morningstar            1.79   3.81   4.92   7.88  7.36   9.45  -1.22  7.42    8.76
 Intermediate-Term
 Bond Category Average  ------------------------------------------------------------


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                                       (THROUGH JUNE 30, 2007)


                                                                   YTD     1 YR      3 YR            5 YR       10 YR
                                                                  ------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)           6.54    19.04     12.40           N/A       N/A
 S&P 500 Index                                                     6.96    20.59     11.67                     7.12
 Morningstar Large Blend Category Average                          7.34    19.50     11.70                     6.96


EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                    7.39    20.10     15.77                     10.87
 S&P 500 Index                                                     6.96    20.59     11.67                     7.12
 S&P 500/Citigroup Value Index                                     7.37    21.77     15.88                     8.46
 Morningstar Large Value Category Average                          7.31    20.98     13.65                     8.15


LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                      8.46    17.55     11.97                     N/A
Columbus Circle Investors Large Cap Growth Composite /(//1)/                         12.56                     8.59
 Russell 1000 Growth Index                                         8.13    19.04      8.70                     4.39
 Morningstar Large Growth Category Average                         8.13    17.17      9.27                     5.47


LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)               6.89    20.50     11.51                     N/A

Principal Global Investors Large Cap Stock Index Composite                                                     6.76
 S&P 500 Index                                                     6.96    20.59     11.67                     7.12
 Morningstar Large Blend Category Average                          7.34    19.50     11.70                     6.96


LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                       5.08    18.83     13.61                     N/A
Principal Global Investors Diversified Large Cap Value Equity
Composite                                                                                                      7.91
 Russell 1000 Value Index                                          6.23    21.87     15.93                     9.86
 Morningstar Large Value Category Average                          7.31    20.98     13.65                     8.15


MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                      8.26    20.62     17.70/(2)/                N/A

Principal Global Investors Mid Cap Value Equity Composite                                                      9.54
 Russell Midcap Value Index                                        8.69    22.09     19.32                     13.05
 Morningstar Mid-Cap Value Category Average                        9.94    21.20     15.31                     10.56
                                                                  ------------------------------------------------------


/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2)
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.
                                                                                                       ANNUAL TOTAL RETURN
                                                                                                     (YEAR ENDED DECEMBER 31)

                                                                    LIFE OF
                                                                      FUND            2006        2005       2004     2003
                                                                  --------------     -----------------------------------------

DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)          15.14              14.03    7.16          12.84    28.32
 S&P 500 Index
                                                                  14.70              15.79    4.91          10.87    28.67
 Morningstar Large Blend Category Average
                                                                  14.50              14.12    5.77          9.96     26.72



EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                   9.28               18.09    9.84          19.09    29.66
 S&P 500 Index                                                    13.
                                                                  48                 15.79    4.91          10.87    28.67
 S&P 500/Citigroup Value Index
                                                                  12.14              20.80    8.71          15.02    30.35
 Morningstar Large Value Category Average
                                                                  13.39              18.18    5.88          12.91    28.40



LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                     -1.24              9.86     11.84         9.35     24.89

Columbus Circle Investors Large Cap Growth Composite /(//1)/
 Russell 1000 Growth Index
                                                                  -0.27              9.07     5.26          6.30     29.76
 Morningstar Large Growth Category Average
                                                                  0.27               6.93     6.46          7.64     28.55



LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)              3.15               15.67    4.71          10.67    28.06

Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index
                                                                  3.78               15.79    4.91          10.87    28.67
 Morningstar Large Blend Category Average
                                                                  4.16               14.12    5.77          9.96     26.72



LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                      7.25               20.06    6.82          12.40    25.48
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index
                                                                  8.30               22.25    7.05          16.49    30.03
 Morningstar Large Value Category Average
                                                                  7.06               18.18    5.88          12.91    28.40


                                                                  12.60              16.      15.61
MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                     /(2)/              12       /(2)/         16.58    28.21

Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index
                                                                  13.85              20.22    12.65         23.71    38.06
 Morningstar Mid-Cap Value Category Average                       11.97              15.89    8.41          17.90    34.38

                                                                  --------------     -----------------------------------------


/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2)
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.




                                                                    2002      2001      2000     1999     1998      1997
                                                                  ---------------------------------------------------------

DISCIPLINED LARGECAP BLEND FUND INSTITUTIONAL (12/30/02)
 S&P 500 Index                                                    -11.88    -9.11     21.04     28.58    33.36    22.96
 Morningstar Large Blend Category Average                         -13.68    -6.97     19.72     21.95    27.43    20.37


EQUITY INCOME FUND I INSTITUTIONAL (08/01/2000)                   -12.53    7.78      14.74     4.83     6.93     19.89
 S&P 500 Index                                                    -11.88    -9.11     21.04     28.58    33.36    22.96
 S&P 500/Citigroup Value Index                                    -16.61    -8.18     -0.52     4.87     18.91    31.87
 Morningstar Large Value Category Average                         -18.92    -5.37     5.47      6.63     13.10    27.01



LARGECAP GROWTH FUND INSTITUTIONAL (03/01/01)                     -28.30    -24.35

Columbus Circle Investors Large Cap Growth Composite /(//1)/
 Russell 1000 Growth Index                                        -27.88    -20.42    -22.42    33.16    38.71    30.49
 Morningstar Large Growth Category Average                        -27.73    -23.63    -14.09    39.72    33.56    25.00



LARGECAP S&P 500 INDEX FUND INSTITUTIONAL (03/01/01)              -22.27    -12.07

Principal Global Investors Large Cap Stock Index Composite
 S&P 500 Index                                                    -22.11    -11.88    -9.11     21.04    28.58    33.36
 Morningstar Large Blend Category Average                         -22.02    -13.68    -6.97     19.72    21.95    27.43



LARGECAP VALUE FUND INSTITUTIONAL (03/01/01)                      -12.92    -7.30
Principal Global Investors Diversified Large Cap Value Equity
Composite
 Russell 1000 Value Index                                         -15.52    -5.59     7.02      7.35     15.63    35.18
 Morningstar Large Value Category Average                         -18.92    -5.37     5.47      6.63     13.10    27.01



MIDCAP VALUE FUND INSTITUTIONAL (03/01/01)/ /                     -8.01     3.39

Principal Global Investors Mid Cap Value Equity Composite
 Russell Midcap Value Index                                       -9.65     2.34      19.18     -0.11    5.09     34.37
 Morningstar Mid-Cap Value Category Average                       -12.91    6.40      16.82     7.78     3.92     26.04
                                                                  ---------------------------------------------------------


/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
/ //(//2)
 /During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - MODERATE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                 (THROUGH JUNE 30, 2007)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        -------------------------------------------     -------

PARTNERS LARGECAP
BLEND FUND
INSTITUTIONAL
(12/06/00)              7.53  21.57  11.89  10.13   N/A     5.44        15.94
T. Rowe Price U.S.
Structured Research
Strategy
/(//1//)(//2//)/                            11.73   N/A
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     3.78        15.79
 Morningstar Large
 Blend Category
 Average                7.34  19.50  11.70  10.29  6.96     4.16        14.12

PARTNERS LARGECAP
BLEND FUND I
INSTITUTIONAL
(03/01/01)              6.47  18.42  11.02  10.25   N/A     1.73        13.67
Goldman Sachs Enhanced
Large Cap Composite
/(//3//)/                                   11.78  7.67
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     3.78        15.79
 Morningstar Large
 Blend Category
 Average                7.34  19.50  11.70  10.29  6.96     4.16        14.12

PARTNERS LARGECAP
GROWTH FUND I
INSTITUTIONAL
(12/06/00)              7.61  18.21   9.41   7.94   N/A    -0.46         6.10
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/ /
/(//4//)(//5//)/                      9.62  11.78   N/A
 Russell 1000 Growth
 Index                  8.13  19.04   8.70   9.28  4.39    -0.27         9.07
 Morningstar Large
 Growth Category
 Average                8.13  17.17   9.27   8.96  5.47     0.27         6.93

PARTNERS LARGECAP
GROWTH FUND II
INSTITUTIONAL
(12/06/00)              7.90  17.75   9.18   8.27   N/A    -0.60         7.70
American Century Large
Cap Growth Equity
Composite                                          5.68
 Russell 1000 Growth
 Index                  8.13  19.04   8.70   9.28  4.39    -0.27         9.07
 Morningstar Large
 Growth Category
 Average                8.13  17.17   9.27   8.96  5.47     0.27         6.93

PARTNERS LARGECAP
VALUE FUND
INSTITUTIONAL
(12/06/00)              5.73  22.14  14.10  12.11   N/A    10.06        21.91
 Russell 1000 Value
 Index                  6.23  21.87  15.93  13.31  9.86     8.30        22.25
 Morningstar Large
 Value Category
 Average                7.31  20.98  13.65  11.61  8.15     7.06        18.18

PARTNERS LARGECAP
VALUE FUND I
INSTITUTIONAL
(06/01/04)              6.76  21.00  15.12    N/A   N/A    15.59        18.20
UBS U.S. Large Cap
Value Equity Composite                      13.18   N/A
 Russell 1000 Value
 Index                  6.23  21.87  15.93  13.31  9.86    16.35        22.25
 Morningstar Large
 Value Category
 Average                7.31  20.98  13.65  11.61  8.15    14.15        18.18

PARTNERS LARGECAP
VALUE FUND II
INSTITUTIONAL
(12/29/04)              5.98  21.92    N/A    N/A   N/A    11.91        19.90
American Century Large
Cap Value Equity
Composite                            13.39  11.92   N/A
 Russell 1000 Value
 Index                  6.23  21.87  15.93  13.31  9.86    14.09        22.25
 Morningstar Large
 Value Category         7.31  20.98  13.65  11.61  8.15    12.53        18.18
 Average
                        -------------------------------------------     -------


                                              ANNUAL TOTAL RETURN
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001    2000   1999   1998    1997
                        -----------------------------------------------------------------

PARTNERS LARGECAP       4.79  10.38  23.93  -16.28   -7.13
BLEND FUND
INSTITUTIONAL
(12/06/00)
T. Rowe Price U.S.
Structured Research
Strategy
/(//1//)(//2//)/
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58   33.36
 Morningstar Large      5.77   9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95   27.43
 Blend Category
 Average

PARTNERS LARGECAP       6.16  11.05  27.98  -24.89  -16.80
BLEND FUND I
INSTITUTIONAL
(03/01/01)
Goldman Sachs Enhanced
Large Cap Composite
/(//3//)/
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88   -9.11  21.04  28.58   33.36
 Morningstar Large      5.77   9.96  26.72  -22.02  -13.68   -6.97  19.72  21.95   27.43
 Blend Category
 Average

PARTNERS LARGECAP       7.61   9.25  24.01  -27.76  -14.32
GROWTH FUND I
INSTITUTIONAL
(12/06/00)
T. Rowe Price
Institutional Large
Cap Growth Strategy
Composite/ /
/(//4//)(//5//)/
 Russell 1000 Growth    5.26   6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71   30.49
 Index
 Morningstar Large      6.46   7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58   25.00
 Growth Category
 Average

PARTNERS LARGECAP       4.75   9.31  26.08  -25.95  -17.88
GROWTH FUND II
INSTITUTIONAL
(12/06/00)
American Century Large
Cap Growth Equity
Composite
 Russell 1000 Growth    5.26   6.30  29.76  -27.88  -20.42  -22.42  33.16  38.71   30.49
 Index
 Morningstar Large      6.46   7.64  28.55  -27.73  -23.63  -14.09  39.72  33.58   25.00
 Growth Category
 Average

PARTNERS LARGECAP       5.34  13.32  27.48  -13.58    5.53
VALUE FUND
INSTITUTIONAL
(12/06/00)
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average

PARTNERS LARGECAP       9.92
VALUE FUND I
INSTITUTIONAL
(06/01/04)
UBS U.S. Large Cap
Value Equity Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average

PARTNERS LARGECAP       4.19
VALUE FUND II
INSTITUTIONAL
(12/29/04)
American Century Large
Cap Value Equity
Composite
 Russell 1000 Value     7.05  16.49  30.03  -15.52   -5.59    7.02   7.35  15.63   35.18
 Index
 Morningstar Large      5.88  12.91  28.40  -18.92   -5.37    5.47   6.63  13.10   27.01
 Value Category
 Average                -----------------------------------------------------------------




/ //(//1//) /T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(2//)
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
/ //(3//) /Goldman Sachs began sub-advising the Fund on 12/16/02
/ //(//4//) /T. Rowe Price began sub-advising the Fund on 08/24/2004.
/ //(//5//)
 /The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.



FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - MODERATE FUNDS

                               AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH JUNE 30, 2007)

                                                          LIFE OF
                        YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        -------------------------------------------     -------
PARTNERS MIDCAP VALUE
FUND INSTITUTIONAL
(12/06/00)              8.47  19.34  15.81  15.19    N/A   12.32        13.61
Neuberger Berman
MidCap Value Composite                             11.18
 Russell Midcap Value
 Index                  8.69  22.09  19.32  17.16  13.05   13.85        20.22
 Morningstar Mid-Cap
 Value Category
 Average                9.94  21.20  15.31  14.13  10.56   11.97        15.89

PARTNERS MIDCAP VALUE
FUND I INSTITUTIONAL
(12/29/03)              9.51  21.21  17.62    N/A    N/A   18.10        15.81
Goldman Sachs Mid
 Value Composite                            15.68  12.90
 Russell Midcap Value
 Index                  8.69  22.09  19.32  17.16  13.05   18.67        20.22
 Morningstar Mid-Cap
 Value Category         9.94  21.20  15.31  14.13  10.56   15.25        15.89
 Average
                        -------------------------------------------     -------

                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2005   2004   2003    2002   2001   2000   1999   1998   1997
                        ---------------------------------------------------------------
PARTNERS MIDCAP VALUE   10.86  22.56  35.96   -9.91  -1.78
FUND INSTITUTIONAL
(12/06/00)
Neuberger Berman
MidCap Value Composite
 Russell Midcap Value   12.65  23.71  38.06   -9.65   2.34  19.18  -0.11  5.09   34.37
 Index
 Morningstar Mid-Cap     8.41  17.90  34.38  -12.91   6.40  16.82   7.78  3.92   26.04
 Value Category
 Average

PARTNERS MIDCAP VALUE   12.50  25.69
FUND I INSTITUTIONAL
(12/29/03)
Goldman Sachs Mid
 Value Composite
 Russell Midcap Value   12.65  23.71  38.06   -9.65   2.34  19.18  -0.11  5.09   34.37
 Index
 Morningstar Mid-Cap     8.41  17.90  34.38  -12.91   6.40  16.82   7.78  3.92   26.04
 Value Category
 Average                ---------------------------------------------------------------



FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                                 (THROUGH JUNE 30, 2007)

                                                                                                                  LIFE OF
                                                                 YTD       1 YR      3 YR      5 YR     10 YR       FUND
                                                               --------------------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                      12.03     24.20     15.62     15.37       N/A      11.25
Principal Global Investors Mid Cap Equity Composite                                                     10.76
 Russell Midcap Index                                            9.90     20.83     17.16     16.38     11.85      10.38
 Morningstar Mid-Cap Blend Category Average                     10.88     20.47     14.60     14.24     10.71       9.94

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                     13.43     15.11     11.27     11.99       N/A      -2.77
Columbus Circle Investors Mid Cap Growth Composite/ (//1)/                          12.84     13.48     12.67
 Russell Midcap Growth Index                                    10.97     19.73     14.48     15.44      8.65       4.30
 Morningstar Mid-Cap Growth Category Average                    12.33     19.00     13.26     12.61      8.65       4.02

MIDCAP STOCK FUND INSTITUTIONAL (03/01/2000)                     8.80     20.19     15.13     14.11       N/A      15.28
 S&P MidCap 400 Index                                           11.98     18.51     15.15     14.16     13.36      10.71
 Morningstar Mid-Cap Blend Category Average                     10.88     20.47     14.60     14.24     10.71       9.94

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)              11.93     18.34     14.92     13.85       N/A      10.16
 S&P MidCap 400 Index                                           11.98     18.51     15.15     14.16     13.36      10.08
 Morningstar Mid-Cap Blend Category Average                     10.88     20.47     14.60     14.24     10.71       9.94

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)            14.11     16.77     13.93     14.70       N/A       1.06
 Turner Midcap Growth Composite                                                                         13.62
 Russell Midcap Growth Index                                    10.97     19.73     14.48     15.44      8.65       4.30
 Morningstar Mid-Cap Growth Category Average                    12.33     19.00     13.26     12.61      8.65       4.02

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)          12.44     19.65     14.91       N/A       N/A      13.62
Mellon Mid Cap Growth Composite                                                               14.65       N/A
 Russell Midcap Growth Index                                    10.97     19.73     14.48     15.44      8.65      14.15
 Morningstar Mid-Cap Growth Category Average                    12.33     19.00     13.26     12.61      8.65      12.99

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)          5.00      9.71       N/A       N/A       N/A      11.12
Fidelity Mid Cap Growth Composite                                                   12.45     13.29       N/A
 Russell Midcap Growth Index                                    10.97     19.73     14.48     15.44      8.65      13.63
 Morningstar Mid-Cap Growth Category Average                    12.33     19.00     13.26     12.61      8.65      12.71

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)           10.76     14.97     12.62       N/A       N/A      19.35
Mellon SmallCap Blend Composite                                                               14.23       N/A
 S&P SmallCap 600 Index                                          8.56     16.04     14.47     14.35     11.26      20.22
 Morningstar Small Blend Category Average                        8.55     17.02     14.19     13.86     10.82      20.25

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)        12.11     18.36     12.89     11.05       N/A       2.50
Alliance Capital Small Cap Growth Composite /(//2)/                                           13.60      8.55
 Russell 2000 Growth Index                                       9.33     16.83     11.76     13.07      5.28       5.16
 Morningstar Small Growth Category Average                      10.49     16.28     11.54     12.08      8.42       5.27
                                                               --------------------------------------------------------------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2) /Alliance began sub-advising the Fund on 03/31/03
                                                                                                 ANNUAL TOTAL RETURN
                                                                                              (YEAR ENDED DECEMBER 31)


                                                                         2006      2005      2004      2003      2002
                                                                       ---------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                              14.05      9.31     17.65     32.67      -8.47
Principal Global Investors Mid Cap Equity Composite              -
 Russell Midcap Index                                                   15.26     12.65     20.22     40.08     -16.19
 Morningstar Mid-Cap Blend Category Average                             13.92      9.21     16.00     36.42     -17.08

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                              2.24     13.37     10.47     32.75     -40.47
Columbus Circle Investors Mid Cap Growth Composite/ (//1)/
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

MIDCAP STOCK FUND INSTITUTIONAL (03/01/2000)                            16.98     12.31     14.24     27.23     -10.07
 S&P MidCap 400 Index                                                   10.32     12.56     16.48     35.62     -14.53
 Morningstar Mid-Cap Blend Category Average                             13.92      9.21     16.00     36.42     -17.08

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)                      10.16     12.22     16.18     35.15     -15.26
 S&P MidCap 400 Index                                                   10.32     12.55     16.47     35.59     -14.53
 Morningstar Mid-Cap Blend Category Average                             13.92      9.21     16.00     36.42     -17.08

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                     6.43     12.11     12.30     48.59     -31.87
 Turner Midcap Growth Composite
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)                   9.25     13.61     11.99
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)                  8.24     14.64
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                            10.66     12.10     15.48     42.72     -27.40
 Morningstar Mid-Cap Growth Category Average                             9.01      9.70     12.93     36.09     -27.53

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)                    8.90      3.81     22.46     44.41
Mellon SmallCap Blend Composite                                  -
 S&P SmallCap 600 Index                                                 15.12      7.67     22.64     38.77     -14.63
 Morningstar Small Blend Category Average                               15.06      6.62     18.86     42.77     -16.17

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)                10.44      5.56     14.61     47.36     -40.51
Alliance Capital Small Cap Growth Composite /(//2)/
 Russell 2000 Growth Index                                              18.37      4.15     14.31     48.53     -30.25
 Morningstar Small Growth Category Average                              10.50      5.74     12.09     45.00     -28.42
                                                                       ---------------------------------------------------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2) /Alliance began sub-advising the Fund on 03/31/03




                                                                 2001       2000       1999      1998       1997
                                                               ----------------------------------------------------
MIDCAP BLEND FUND INSTITUTIONAL (03/01/01)                       -3.29
Principal Global Investors Mid Cap Equity Composite
 Russell Midcap Index                                            -5.63       8.25     18.23     10.09      29.01
 Morningstar Mid-Cap Blend Category Average                      -4.96       3.37     18.70      6.77      26.45

MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)                     -24.80
Columbus Circle Investors Mid Cap Growth Composite/ (//1)/
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

MIDCAP STOCK FUND INSTITUTIONAL (03/01/2000)                     11.38
 S&P MidCap 400 Index                                            -0.61      17.51     14.72     19.12      32.25
 Morningstar Mid-Cap Blend Category Average                      -4.96       3.37     18.70      6.77      26.45

MIDCAP S&P 400 INDEX FUND INSTITUTIONAL (03/01/01)               -0.75
 S&P MidCap 400 Index                                            -0.60      17.51     14.72     19.11      32.25
 Morningstar Mid-Cap Blend Category Average                      -4.96       3.37     18.70      6.77      26.45

PARTNERS MIDCAP GROWTH FUND INSTITUTIONAL (03/01/01)            -27.52
 Turner Midcap Growth Composite
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

PARTNERS MIDCAP GROWTH FUND I INSTITUTIONAL (12/29/03)
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

PARTNERS MIDCAP GROWTH FUND II INSTITUTIONAL (12/29/04)
Fidelity Mid Cap Growth Composite
 Russell Midcap Growth Index                                    -20.16     -11.74     51.29     17.86      22.54
 Morningstar Mid-Cap Growth Category Average                    -21.28      -6.90     63.90     17.51      17.05

PARTNERS SMALLCAP BLEND FUND INSTITUTIONAL (12/30/02)
Mellon SmallCap Blend Composite
 S&P SmallCap 600 Index                                           6.54      11.80     12.40     -1.31      25.58
 Morningstar Small Blend Category Average                         8.41      12.84     18.18     -3.64      26.12

PARTNERS SMALLCAP GROWTH FUND I INSTITUTIONAL (12/06/00)        -13.93
Alliance Capital Small Cap Growth Composite /(//2)/
 Russell 2000 Growth Index                                       -9.23     -22.43     43.09      1.23      12.95
 Morningstar Small Growth Category Average                       -9.02      -5.71     61.45      4.49      18.19
                                                               ----------------------------------------------------

/ //(//1)
 /CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.
///(//2) /Alliance began sub-advising the Fund on 03/31/03


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                   AVERAGE ANNUAL TOTAL RETURN                                      ANNUAL TOTAL RETURN
                                     (THROUGH JUNE 30, 2007)                                      (YEAR ENDED DECEMBER 31)

                                                                   LIFE OF
                          YTD     1 YR     3 YR     5 YR    10 YR   FUND         2006   2005   2004   2003    2002    2001
                        ----------------------------------------------------     --------------------------------------------
PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL
/(3)/ (12/06/00)         10.77    13.67    12.87    13.41     N/A    1.42         8.97   7.11  11.08  45.09  -24.63  -20.45
Emerald Diversified
Small Cap Growth
Composite /(//2)/                                            8.14
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//1)/                                                     10.32
 Russell 2000 Growth
 Index                    9.33    16.83    11.76    13.07    5.28    5.16        18.37   4.15  14.31  48.53  -30.25   -9.23
 Morningstar Small
 Growth Category
 Average                 10.49    16.28    11.54    12.08    8.42    5.27        10.50   5.74  12.09  45.00  -28.42   -9.02

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)                9.73    22.07    14.21      N/A     N/A   13.59        10.68  12.68
Columbus Circle
Investors Small Cap
Growth Composite
/(4)/                                      23.86    16.94    6.97
Mazama Small-Mid Cap
Growth Composite                                    19.04     N/A
 Russell 2500 Growth
 Index                   11.30    19.03    13.60    14.70    7.53   14.10        12.26   8.17  14.59  46.32  -29.09  -10.83
 Morningstar Small
 Growth Category         10.49    16.28    11.54    12.08    8.42   12.55        10.50   5.74  12.09  45.00  -28.42   -9.02
 Average
                        ----------------------------------------------------     --------------------------------------------

 /(//1) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2)/ Emerald Advisers Inc. began as co-sub-advisor of
 the Fund on 09/01/04
 /(//3//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 6/30/06
 /(//4//)/ Columbus Circle Investors began as sub-advisor
 of the Fund on 12/15/06




                         2000   1999   1998   1997
                        ----------------------------
PARTNERS SMALLCAP
GROWTH FUND II
INSTITUTIONAL
/(3)/ (12/06/00)
Emerald Diversified
Small Cap Growth
Composite /(//2)/
UBS U.S. Small
Capitalization Growth
Equity Composite
/(//1)/
 Russell 2000 Growth    -22.43  43.09  1.23   12.95
 Index
 Morningstar Small       -5.71  61.45  4.49   18.19
 Growth Category
 Average

PARTNERS SMALLCAP
GROWTH FUND III
INSTITUTIONAL
(06/01/04)
Columbus Circle
Investors Small Cap
Growth Composite
/(4)/
Mazama Small-Mid Cap
Growth Composite
 Russell 2500 Growth    -16.09  55.48  3.10   14.76
 Index
 Morningstar Small       -5.71  61.45  4.49   18.19
 Growth Category
 Average                ----------------------------

 /(//1) /UBS began
 sub-advising the Fund
 on 04/22/02
 /(//2)/ Emerald Adviser       b     as    sub     sor of
 the Fund on 09/01/04
 /(//3//)/ Essex Investment Management Company, LLC began as co-sub-advisor of the Fund on 6/30/06
 /(//4//)/ Columbus Circ      es     be    as      dvisor
 of the Fund on 12/15/06


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE OF
                         YTD   1 YR   3 YR   5 YR   10 YR   FUND         2006
                        --------------------------------------------     -------
PARTNERS SMALLCAP
VALUE INSTITUTIONAL
(03/01/01)               8.83  17.60  14.07  13.58    N/A   13.70        14.10
Ark Asset Small Cap                                                  -
Value Composite                                     14.65
 Russell 2000 Value
 Index                   3.80  16.05  15.02  14.61  12.13   14.50        23.48
 Morningstar Small
 Value Category
 Average                 7.07  16.39  13.83  14.11  11.46   13.89        16.27

PARTNERS SMALLCAP
VALUE FUND I
INSTITUTIONAL
(12/30/02)               5.35  14.50  14.71    N/A    N/A   22.32        18.38
JPMorgan Program US
Structured Small Cap
Value Equity Composite                       16.20    N/A
Mellon Equity SmallCap
Value Composite/(1)/                         15.56    N/A
 Russell 2000 Value
 Index                   3.80  16.05  15.02  14.61  12.13   21.43        23.48
 Morningstar Small
 Value Category
 Average                 7.07  16.39  13.83  14.11  11.46   19.77        16.27

PARTNERS SMALLCAP
VALUE FUND II
INSTITUTIONAL
(06/01/04)               5.70  16.51  15.17    N/A    N/A   16.77        20.56
Dimensional US Small
Cap Value Composite                          18.17  14.96
Vaughan Nelson Small
Capitalization Value
Composite/(2)/                               16.71  14.63
 Russell 2000 Value
 Index                   3.80  16.05  15.02  14.61  12.13   16.44        23.48
 Morningstar Small
 Value Category
 Average                 7.07  16.39  13.83  14.11  11.46   15.14        16.27

REAL ESTATE SECURITIES
FUND INSTITUTIONAL
(03/01/01)              -9.25   7.17  22.15  20.10    N/A   19.48        36.44
 MSCI US REIT Index     -6.45  12.05  21.24  18.52  13.01   18.40        35.92
 Morningstar Specialty
 - Real Estate
 Category Average       -4.54  13.15  20.59  18.83  13.24   18.43        33.61

SMALLCAP BLEND FUND
INSTITUTIONAL
(03/01/01)               9.33  17.09  15.25  14.24    N/A   12.40        14.24
Principal Global
Investors US Small Cap
Equity Composite                                     9.92
 Russell 2000 Index      6.45  16.43  13.45  13.87   9.05   10.11        13.35
 Morningstar Small
 Blend Category
 Average                 8.55  17.02  14.19  13.86  10.82   11.82        15.06

SMALLCAP GROWTH FUND
INSTITUTIONAL
(03/01/01)              11.87  17.65  12.37  12.96    N/A    4.24        11.59
Principal Global
Investors Small Cap
Growth Equity
Composite                                            5.57
 Russell 2000 Growth
 Index                   9.33  16.83  11.76  13.07   5.28    5.16        18.37
 Morningstar Small
 Growth Category
 Average                10.49  16.28  11.54  12.08   8.42    5.27        10.50

SMALLCAP S&P 600 INDEX
FUND INSTITUTIONAL
(03/01/01)               8.51  15.95  14.25  14.09    N/A   12.71        14.97
 S&P SmallCap 600
 Index                   8.56  16.04  14.47  14.35  11.26   11.96        15.12
 Morningstar Small
 Blend Category
 Average                 8.55  17.02  14.19  13.86  10.82   11.82        15.06
SMALLCAP VALUE FUND
INSTITUTIONAL
(03/01/01)               2.43  11.02  14.32  15.05    N/A   15.79        18.83
Principal Global
Investors Small Cap
Equity Composite                                    10.75
 Russell 2000 Value
 Index                   3.80  16.05  15.02  14.61  12.13   14.56        23.48
 Morningstar Small
 Value Category
 Average                 7.07  16.39  13.83  14.11  11.46   13.98        16.27

WEST COAST EQUITY FUND
INSTITUTIONAL
(06/07/1999)             5.26  13.96  11.72  12.12  13.34   14.68        12.17
 Russell 3000 Index      7.11  20.07  12.44  11.52   7.61   11.59        15.72
 Morningstar Mid-Cap
 Blend Category         10.88  20.47  14.60  14.24  10.71   13.30        13.92
 Average
                        --------------------------------------------     -------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
//
/(//2//)/ Vaughan Nelson became
 co-sub-advisor of the Fund on
 10/03/05
                                               ANNUAL TOTAL RETURN
                                            (YEAR ENDED DECEMBER 31)


                        2005   2004   2003    2002    2001    2000   1999    1998    1997
                        -------------------------------------------------------------------
PARTNERS SMALLCAP        7.69  17.92  37.88  -10.16
VALUE INSTITUTIONAL
(03/01/01)
Ark Asset Small Cap
Value Composite
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

PARTNERS SMALLCAP        6.49  23.18  50.27
VALUE FUND I
INSTITUTIONAL
(12/30/02)
JPMorgan Program US
Structured Small Cap
Value Equity Composite
Mellon Equity SmallCap
Value Composite/(1)/
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

PARTNERS SMALLCAP        7.70
VALUE FUND II
INSTITUTIONAL
(06/01/04)
Dimensional US Small
Cap Value Composite
Vaughan Nelson Small
Capitalization Value
Composite/(2)/
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

REAL ESTATE SECURITIES  15.60  34.11  38.38    7.86    8.52
FUND INSTITUTIONAL
(03/01/01)
 MSCI US REIT Index     12.52  31.49  36.74    3.64   12.83   26.81  -4.55  -16.90   18.58
 Morningstar Specialty  11.59  31.88  36.89    4.10    8.93   25.83  -3.35  -15.79   23.05
 - Real Estate
 Category Average

SMALLCAP BLEND FUND      9.76  16.46  42.91  -17.07    7.47
INSTITUTIONAL
(03/01/01)
Principal Global
Investors US Small Cap
Equity Composite
 Russell 2000 Index      4.55  18.33  47.25  -20.48    2.49   -3.02  21.26   -2.55   22.36
 Morningstar Small       6.62  18.86  42.77  -16.17    8.41   12.84  18.18   -3.64   26.12
 Blend Category
 Average

SMALLCAP GROWTH FUND     4.44  14.70  48.44  -39.19    1.52
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small Cap
Growth Equity
Composite
 Russell 2000 Growth     4.15  14.31  48.53  -30.25   -9.23  -22.43  43.09    1.23   12.95
 Index
 Morningstar Small       5.74  12.09  45.00  -28.42   -9.02   -5.71  61.45    4.49   18.19
 Growth Category
 Average

SMALLCAP S&P 600 INDEX   7.37  22.34  38.24  -14.90    6.40
FUND INSTITUTIONAL
(03/01/01)
 S&P SmallCap 600        7.67  22.64  38.77  -14.63    6.54   11.80  12.40   -1.31   25.58
 Index
 Morningstar Small       6.62  18.86  42.77  -16.17    8.41   12.84  18.18   -3.64   26.12
 Blend Category
 Average
SMALLCAP VALUE FUND      9.20  19.96  43.64   -2.63   10.14
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Small Cap
Equity Composite
 Russell 2000 Value      4.71  22.25  46.02  -11.42   14.02   22.83  -1.49   -6.45   31.78
 Index
 Morningstar Small       6.13  20.58  42.71  -10.25   17.31   16.98   4.49   -6.99   30.04
 Value Category
 Average

WEST COAST EQUITY FUND   8.49  13.63  41.87  -22.19    6.69    6.99  42.35   22.98   32.88
INSTITUTIONAL
(06/07/1999)
 Russell 3000 Index      6.12  11.95  31.06  -21.54  -11.46   -7.46  20.90   24.14   31.78
 Morningstar Mid-Cap     9.11  16.03  36.51  -16.22    0.40   10.44  21.38   10.17   24.92
 Blend Category
 Average                -------------------------------------------------------------------

//
/(1)/
 Mellon Equity became co-sub-advisor
 of the Fund on 09/01/05
//
/(//2//)/ Vaughan Nelson became
 co-sub-advisor of the Fund on
 10/03/05


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                  AVERAGE ANNUAL TOTAL RETURN
                                    (THROUGH JUNE 30, 2007)

                                                                LIFE OF
                         YTD     1 YR    3 YR    5 YR   10 YR    FUND         2006   2005
                        -------------------------------------------------     --------------
DIVERSIFIED
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)               12.35   28.45   27.74   19.73     N/A   10.06        27.74  23.73
Principal Global
Investors Diversified
International Equity
Composite                                                 9.21
 Citigroup BMI Global
 ex-US Index             13.07   30.84   25.86   21.04    9.54   12.14        27.28  19.59
 Morningstar Foreign
 Large Blend Category
 Average                 10.72   26.76   21.74   16.02    7.15    7.74        24.80  14.55

INTERNATIONAL EMERGING
MKTS. FUND
INSTITUTIONAL
(03/01/01)               20.63   49.24   43.23   32.00     N/A   23.30        37.30  35.87
Principal Global
Investors Emerging
Markets Equity
Composite                                                12.61
 MSCI Emerging Markets
 Free Index - NDTR       17.55   44.99   38.20   30.23     N/A   22.41        32.17  34.00
 Morningstar
 Diversified Emerging
 Markets Category
 Average                 17.73   45.91   36.94   28.82    9.84   21.88        32.36  31.64

INTERNATIONAL GROWTH
FUND INSTITUTIONAL
(12/06/00)               11.89   25.52   25.77   19.35     N/A   10.40        24.35  22.33
 CITI World Ex-US BMI
 Growth Index            11.77   25.66   22.82   18.30    7.73    8.09        23.69  17.18
 Morningstar Specialty
 - Foreign Large
 Growth Category         10.65   27.20   21.09   15.80    7.02    7.30        23.78  15.27

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)                5.80   16.91     N/A     N/A     N/A   13.84        16.37
JP Morgan Global
Equity (Segment)
Composite                                14.80   12.41    6.42
 MSCI World Index - ND  -81.99  -80.11  -37.40  -21.94  -12.21                20.07   9.49
 Morningstar World
 Stock Category
 Average                 10.29   24.38   18.00   14.82    8.45   17.55        19.52  11.74

PARTNERS INTERNATIONAL
FUND INSTITUTIONAL
(12/29/03)               11.48   28.41   22.37     N/A     N/A   20.79        26.56  13.58
Fidelity International
Composite                                        18.11    9.12
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND              10.74   27.00   22.24   17.72    7.66   20.31        26.34  13.54
 Morningstar Foreign
 Large Blend Category    10.72   26.76   21.74   16.02    7.15   19.45        24.80  14.55
 Average
                        -------------------------------------------------     --------------

                                           ANNUAL TOTAL RETURN
                                         (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001    2000   1999    1998    1997
                        ------------------------------------------------------------
DIVERSIFIED             20.23  33.98  -16.38  -24.37
INTERNATIONAL FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Diversified
International Equity
Composite
 Citigroup BMI Global   22.23  42.15  -13.81  -20.08  -12.04  28.75   17.27    2.62
 ex-US Index
 Morningstar Foreign    17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55    5.99
 Large Blend Category
 Average

INTERNATIONAL EMERGING  25.91  56.95   -6.82   -3.55
MKTS. FUND
INSTITUTIONAL
(03/01/01)
Principal Global
Investors Emerging
Markets Equity
Composite
 MSCI Emerging Markets  25.56  55.82   -6.18   -2.61
 Free Index - NDTR
 Morningstar            23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03   -3.68
 Diversified Emerging
 Markets Category
 Average

INTERNATIONAL GROWTH    22.78  38.97  -16.18  -21.06
FUND INSTITUTIONAL
(12/06/00)
 CITI World Ex-US BMI   19.34  38.42  -16.97  -24.13  -17.97  36.58   19.63    3.91
 Growth Index
 Morningstar Specialty  15.58  33.15  -19.15  -24.36  -20.88  52.48   14.80    6.99
 - Foreign Large
 Growth Category

PARTNERS GLOBAL EQUITY
FUND INSTITUTIONAL
(03/01/05)
JP Morgan Global
Equity (Segment)
Composite
 MSCI World Index - ND  14.72  33.11  -19.89  -16.89  -13.18  24.93   24.34   15.76
 Morningstar World      15.06  34.82  -18.57  -15.95   -8.24  40.38   13.56   13.91
 Stock Category
 Average

PARTNERS INTERNATIONAL  20.49
FUND INSTITUTIONAL
(12/29/03)
Fidelity International
Composite
 MSCI EAFE (Europe,     20.25  38.59  -15.94  -21.44  -14.17  26.96   20.00    1.78
 Australia, Far East)
 Index - ND
 Morningstar Foreign    17.59  33.32  -19.15  -24.36  -20.88  52.48   14.80    6.99
 Large Blend Category
 Average                ------------------------------------------------------------



FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - PRINCIPAL LIFETIME FUNDS

                               AVERAGE ANNUAL TOTAL RETURN
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006   2005
-------------------------------------------------------------------------------------
PRINCIPAL LIFETIME
2010 FUND
INSTITUTIONAL
(03/01/01)              3.97  13.29  10.27   9.72   N/A    7.44         12.02  5.57
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33  2.43
 Morningstar
 Target-Date 2000-2014
 Category Average       3.82  11.59   6.75   6.48  5.46    5.22          8.60  3.88

PRINCIPAL LIFETIME
2020 FUND
INSTITUTIONAL
(03/01/01)              5.43  16.45  12.38  11.12   N/A    8.31         14.21  7.66
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33  2.43
 Morningstar
 Target-Date 2015-2029
 Category Average       6.30  16.73   9.95   9.27  6.35    6.26         12.41  6.21

PRINCIPAL LIFETIME
2030 FUND
INSTITUTIONAL
(03/01/01)              6.33  18.05  13.39  11.63   N/A    8.32         15.31  8.37
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33  2.43
 Morningstar
 Target-Date 2030+
 Category Average       7.88  19.59  12.21  10.85  6.66    6.65         14.40  7.53

PRINCIPAL LIFETIME
2040 FUND
INSTITUTIONAL
(03/01/01)              7.08  19.17  13.83  11.75   N/A    8.57         15.61  8.82
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33  2.43
 Morningstar
 Target-Date 2030+
 Category Average       7.88  19.59  12.21  10.85  6.66    6.65         14.40  7.53

PRINCIPAL LIFETIME
2050 FUND
INSTITUTIONAL
(03/01/01)              7.21  19.52  14.24  11.89   N/A    7.96         16.14  9.34
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33  2.43
 Morningstar
 Target-Date 2030+
 Category Average       7.88  19.59  12.21  10.85  6.66    6.65         14.40  7.53

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)              1.61   8.60   7.80   7.94   N/A    6.38          9.13  4.12
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12    4.88         15.79  4.91
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01    5.06          4.33  2.43
 Morningstar
 Target-Date 2000-2014  3.82  11.59   6.75   6.48  5.46    5.22          8.60  3.88
 Category Average
                        -------------------------------------------------------------
                                          ANNUAL TOTAL RETURN
                                        (YEAR ENDED DECEMBER 31)


                        2004   2003    2002    2001   2000   1999   1998    1997
----------------------------------------------------------------------------------
PRINCIPAL LIFETIME      11.76  18.79   -4.45
2010 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar             6.78  13.47   -3.92   -0.39   2.73   8.72  13.31   14.71
 Target-Date 2000-2014
 Category Average

PRINCIPAL LIFETIME      12.32  21.58   -7.00
2020 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar             9.44  21.08  -11.01   -5.88  -3.93  15.14  20.01   20.86
 Target-Date 2015-2029
 Category Average

PRINCIPAL LIFETIME      12.83  23.31  -10.05
2030 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL LIFETIME      13.00  24.48  -12.61
2040 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL LIFETIME      13.29  26.44  -15.72
2050 FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar            11.36  25.38  -15.61   -9.54  -8.02  19.26  23.59   24.80
 Target-Date 2030+
 Category Average

PRINCIPAL LIFETIME      11.06  15.29   -1.69
STRATEGIC INCOME FUND
INSTITUTIONAL
(03/01/01)
 S&P 500 Index          10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers         4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Morningstar             6.78  13.47   -3.92   -0.39   2.73   8.72  13.31   14.71
 Target-Date 2000-2014
 Category Average       ----------------------------------------------------------


FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                              AVERAGE ANNUAL TOTAL RETURNS
                                 (THROUGH JUNE 30, 2007)

                                                           LIFE
                        YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2006
-------------------------------------------------------------------------------
SAM BALANCED PORTFOLIO
INSTITUTIONAL
(01/16/2007)            5.36  14.76   9.21   9.35  8.31     8.97        10.36
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     6.23         4.33
 60% S&P 500 Index/40%
 Lehman Brothers
 Aggregate Bond Index   4.61  14.72   8.68   8.52  7.09     8.76        11.20
 Morningstar Moderate
 Allocation Category
 Average                5.51  14.94   9.61   8.93  6.70     8.17        11.26

SAM CONSERVATIVE
BALANCED PORTFOLIO
INSTITUTIONAL
(01/16/2007)            4.07  11.88   7.42   7.79  5.50     5.70         8.66
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     6.23         4.33
 40% S&P Index and 60%
 Lehman Brothers
 Aggregate Bond Index   3.41  11.83   7.14   7.28  6.86     8.01         8.91
 Morningstar
 Conservative
 Allocation Category
 Average                3.19  10.04   6.51   6.66  5.48     6.19         8.17

SAM CONSERVATIVE
GROWTH PORTFOLIO
INSTITUTIONAL
(01/16/2007)            6.64  17.38  10.79  10.74  9.03     9.57        11.89
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     6.23         4.33
 80% S&P 500 Index and
 20% Lehman Brothers
 Aggregate Bond Index   5.79  17.64  10.19   9.67  7.17     9.39        13.50
 Morningstar Moderate
 Allocation Category
 Average                5.51  14.94   9.61   8.93  6.70     8.17        11.26

SAM FLEXIBLE INCOME
PORTFOLIO
INSTITUTIONAL
(01/16/2007)            2.53   8.78   5.49   6.21  6.33     6.84         6.70
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     9.23         4.33
 20% S&P Index and 80%
 Lehman Brothers
 Aggregate Bond Index   2.20   8.96   5.58   5.93  6.50     7.17         6.62
 Morningstar
 Conservative
 Allocation Category
 Average                3.19  10.04   6.51   6.66  5.48     6.19         8.17

SAM STRATEGIC GROWTH
PORTFOLIO
INSTITUTIONAL
(01/16/2007)            7.32  18.78  11.68  11.43  9.44    10.37        12.75
 S&P 500 Index          6.96  20.59  11.67  10.70  7.12     9.91        15.79
 Lehman Brothers
 Aggregate Bond Index   0.98   6.12   3.98   4.48  6.01     6.23         4.33
 Russell 3000 Index     7.11  20.07  12.44  11.52  7.61    10.14        15.72
 Morningstar Large
 Blend Category         7.34  19.50  11.70  10.29  6.96     9.57        14.12
 Average
                        -------------------------------------------------------
                                             ANNUAL TOTAL RETURNS
                                           (YEAR ENDED DECEMBER 31)


                        2005  2004   2003    2002    2001   2000   1999   1998    1997
----------------------------------------------------------------------------------------
SAM BALANCED PORTFOLIO  5.21   9.23  21.34   -9.41   -0.51   0.20  26.97  16.13   10.29
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 60% S&P 500 Index/40%  4.00   8.35  18.47   -9.95   -3.75  -0.85  11.97  21.01   23.61
 Lehman Brothers
 Aggregate Bond Index
 Morningstar Moderate   5.29   8.62  20.06  -11.48   -4.63   1.66  10.34  13.20   19.35
 Allocation Category
 Average

SAM CONSERVATIVE        3.80   7.38  15.98   -2.98    2.21   4.01   1.98   5.29    8.26
BALANCED PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 40% S&P Index and 60%  3.50   7.03  13.56   -3.47    0.30   3.31   7.61  16.97   18.86
 Lehman Brothers
 Aggregate Bond Index
 Morningstar            3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63   14.86
 Conservative
 Allocation Category
 Average

SAM CONSERVATIVE        6.24  10.88  26.97  -15.70   -4.20  -2.96  40.28  18.82    8.68
GROWTH PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 80% S&P 500 Index and  4.47   9.62  23.52  -16.16   -7.81  -4.97  16.47  24.85   28.45
 20% Lehman Brothers
 Aggregate Bond Index
 Morningstar Moderate   5.29   8.62  20.06  -11.48   -4.63   1.66  10.34  13.20   19.35
 Allocation Category
 Average

SAM FLEXIBLE INCOME     2.66   5.73  12.08    1.04    4.35   5.11   8.58   9.23   10.19
PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11   10.26    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 20% S&P Index and 80%  2.98   5.69   8.78    3.26    4.40   7.46   3.34  12.86   14.21
 Lehman Brothers
 Aggregate Bond Index
 Morningstar            3.05   5.71  12.79   -3.15   -0.81   4.40   7.15  11.63   14.86
 Conservative
 Allocation Category
 Average

SAM STRATEGIC GROWTH    6.98  11.92  31.27  -20.84   -6.69  -4.43  44.48  22.63   12.38
PORTFOLIO
INSTITUTIONAL
(01/16/2007)
 S&P 500 Index          4.91  10.87  28.67  -11.88  -11.88  -9.11  21.04  28.58   33.36
 Lehman Brothers        2.43   4.34   4.11    8.42    8.42  11.63  -0.82   8.69    9.65
 Aggregate Bond Index
 Russell 3000 Index     4.91  10.88  28.68  -22.10  -11.89  -9.10  21.04  28.58   33.36
 Morningstar Large      5.77   9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95   27.43
 Blend Category
 Average                ----------------------------------------------------------------

                                                                             \

(C) 2004 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
FV 199 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.